EQUITY AND SHARE BASED PAYMENTS (Schedule of Information in Respect of Options and Restricted Shares Granted) (Details)	12 Months Ended
Dec. 31, 2019 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	9,020,689
Number of options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted	35,072,795
Shares issued upon exercises and vesting	(6,528,031)
Cancelled upon net exercises, expiration and forfeitures	(19,524,075)
Outstanding	9,020,689
Exercisable	5,623,921
Number of options [Member] | Vest in 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vest	1,632,797
Number of options [Member] | Vest in 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vest	1,145,182
Number of options [Member] | Vest in 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vest	618,789
Number of RSAs [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted	5,509,554
Shares issued upon exercises and vesting	(2,695,053)
Cancelled upon net exercises, expiration and forfeitures	(1,584,037)
Outstanding	1,230,464
Number of RSAs [Member] | Vest in 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vest	678,379
Number of RSAs [Member] | Vest in 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vest	371,076
Number of RSAs [Member] | Vest in 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vest	181,009